Note Fair value measurement (Changes in level 3 assets and liabilities measured at fair value on a recurring basis) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	$ 221,811	$ 159,186	$ 180,773
Gains (Losses) included in earnings	(25,514)	(13,301)	(25,346)
Gains (losses) included in OCI	11	(7)	(249)
Additions	12,196	78,112	13,658
Sales	(2,161)	(230)	(6,460)
Settlements	(1,384)	(1,949)	(3,190)
Adjustments		0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Ending Balance	204,959	221,811	159,186
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(4,788)	6,106	(6,343)
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(120,380)	(133,634)	(128,299)
Gains (Losses) included in earnings	(32,778)	12,292	(1,791)
Gains (losses) included in OCI	0	0	0
Additions	0	0	(4,330)
Sales	0	0	0
Settlements	0	0	786
Adjustments		962
Transfer into Level 3	0	0	0
Transfer out of Level 3	0	0	0
Ending Balance	(153,158)	(120,380)	(133,634)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	(32,778)	12,292	(1,791)
Other liabilities | Contingent consideration
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance	(120,380)	(133,634)	(128,299)
Gains (Losses) included in earnings	(32,778)	12,292	(1,791)
Gains (losses) included in OCI	0	0	0
Additions	0	0	(4,330)
Sales	0	0	0
Settlements	0	0	786
Adjustments		962
Ending Balance	(153,158)	(120,380)	(133,634)
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss	(32,778)	12,292	(1,791)
Available For Sale Securities | Mortgage Backed Securities
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	1,434	1,325	6,523
Gains (Losses) included in earnings	(3)	(2)	(31)
Gains (losses) included in OCI	11	(7)	(249)
Additions	0	118	0
Sales	0	0	(4,350)
Settlements	(50)	0	(568)
Adjustments		0
Ending Balance	1,392	1,434	1,325
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	0	0	0
Trading account securities | Mortgage Backed Securities
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	6,454	6,229	9,799
Gains (Losses) included in earnings	(86)	(42)	(165)
Gains (losses) included in OCI	0	0	0
Additions	1,128	1,126	805
Sales	(1,852)	(187)	(2,110)
Settlements	(889)	(672)	(2,100)
Adjustments		0
Ending Balance	4,755	6,454	6,229
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(84)	(21)	(72)
Trading account securities | Collateralized Mortgage Obligations
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	1,831	1,375	1,423
Gains (Losses) included in earnings	(4)	(2)	(11)
Gains (losses) included in OCI	0	0	0
Additions	233	808	270
Sales	(309)	(43)	0
Settlements	(430)	(307)	(307)
Adjustments		0
Ending Balance	1,321	1,831	1,375
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	2	2	(7)
Trading account securities | Other
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	687	1,563	1,929
Gains (Losses) included in earnings	(85)	94	(366)
Gains (losses) included in OCI	0	0	0
Additions	0	0	0
Sales	0	0	0
Settlements	0	(970)	0
Adjustments		0
Ending Balance	602	687	1,563
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	39	38	(144)
Mortgage Servicing Rights
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	211,405	148,694	161,099
Gains (Losses) included in earnings	(25,336)	(13,349)	(24,773)
Gains (losses) included in OCI	0	0	0
Additions	10,835	76,060	12,583
Sales	0	0	0
Settlements	(15)	0	(215)
Adjustments		0
Ending Balance	196,889	211,405	148,694
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	$ (4,745)	$ 6,087	$ (6,120)